Quarterly Holdings Report
for

Fidelity® Contrafund® K6

March 31, 2021

CONK6-QTLY-0521
1.9883977.103

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
COMMUNICATION SERVICES - 20.1%
Entertainment - 4.4%
Activision Blizzard, Inc.	1,803,593	$167,734,149
Netflix, Inc. (a)	1,061,829	553,913,716
Nintendo Co. Ltd.	23,497	13,243,744
Sea Ltd. ADR (a)	8,575	1,914,197
Skillz, Inc. (a)(b)	154,831	2,947,982
Spotify Technology SA (a)	117,080	31,371,586
Take-Two Interactive Software, Inc. (a)	89,669	15,844,512
The Walt Disney Co. (a)	732,528	135,166,067
		922,135,953
Interactive Media & Services - 14.5%
Alphabet, Inc.:
Class A (a)	240,860	496,778,567
Class C (a)	221,050	457,270,662
Bumble, Inc. (b)	205,424	12,814,349
Facebook, Inc. Class A (a)	6,576,823	1,937,071,680
Kuaishou Technology Class B (c)	141,953	4,930,128
Match Group, Inc. (a)	116,528	16,008,617
NAVER Corp.	11,533	3,875,692
Snap, Inc. Class A (a)	947,327	49,535,729
Tencent Holdings Ltd.	227,558	18,160,848
Twitter, Inc. (a)	119,089	7,577,633
Zoominfo Technologies, Inc.	121,811	5,956,558
		3,009,980,463
Media - 0.5%
Charter Communications, Inc. Class A (a)	84,442	52,102,403
Comcast Corp. Class A	801,616	43,375,442
Discovery Communications, Inc. Class A (a)(b)	112,634	4,895,074
		100,372,919
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.	1,124,908	140,939,723

TOTAL COMMUNICATION SERVICES		4,173,429,058

CONSUMER DISCRETIONARY - 13.7%
Automobiles - 0.5%
General Motors Co.	659,297	37,883,206
Hyundai Motor Co.	111,240	21,639,622
Rad Power Bikes, Inc. (d)(e)	331,574	1,599,460
Tesla, Inc. (a)	3,076	2,054,553
Toyota Motor Corp.	409,988	31,905,276
		95,082,117
Diversified Consumer Services - 0.0%
Chegg, Inc. (a)(b)	51,229	4,388,276
H&R Block, Inc.	283,585	6,182,153
		10,570,429
Hotels, Restaurants & Leisure - 0.6%
Chipotle Mexican Grill, Inc. (a)	36,257	51,514,671
Deliveroo Holdings PLC	1,291,800	4,607,214
Deliveroo Holdings PLC (a)	1,469,900	7,902,976
Evolution Gaming Group AB (c)	134,629	19,824,112
Flutter Entertainment PLC (Ireland)	13,971	3,003,149
Hilton Worldwide Holdings, Inc.	138,451	16,741,495
Penn National Gaming, Inc. (a)	76,764	8,047,938
Starbucks Corp.	142,542	15,575,564
		127,217,119
Household Durables - 0.8%
D.R. Horton, Inc.	493,682	43,996,940
Garmin Ltd.	166,992	22,017,895
Lennar Corp. Class A	457,188	46,281,141
Mohawk Industries, Inc. (a)	97,672	18,783,302
Sony Corp.	224,883	23,800,149
Tempur Sealy International, Inc.	127,685	4,668,164
Whirlpool Corp.	18,100	3,988,335
		163,535,926
Internet & Direct Marketing Retail - 9.1%
Alibaba Group Holding Ltd. (a)	959,933	27,274,217
Alibaba Group Holding Ltd. sponsored ADR (a)	14,175	3,213,898
Amazon.com, Inc. (a)	552,308	1,708,885,137
Coupang Corp. unit (d)	281,219	12,490,342
Coupang, Inc. Class A (a)(b)	171,214	8,449,411
Doordash, Inc.	105,530	13,146,241
eBay, Inc.	1,172,121	71,780,690
JD.com, Inc. Class A	371,581	15,670,438
Meituan Class B (a)(c)	66,397	2,546,865
The Booking Holdings, Inc. (a)	1,616	3,765,021
Wayfair LLC Class A (a)	43,661	13,742,300
Zomato Pvt Ltd. (d)(e)	213	1,135,635
ZOZO, Inc.	125,245	3,710,309
		1,885,810,504
Specialty Retail - 1.6%
Academy Sports & Outdoors, Inc. (b)	195,930	5,288,151
Best Buy Co., Inc.	232,600	26,704,806
Burlington Stores, Inc. (a)	23,037	6,883,456
Cazoo Holdings Ltd. (d)(e)	69,974	1,024,953
Dick's Sporting Goods, Inc.	78,281	5,961,098
L Brands, Inc.	81,863	5,064,045
Lowe's Companies, Inc.	147,405	28,033,483
National Vision Holdings, Inc. (a)	72,167	3,163,080
O'Reilly Automotive, Inc. (a)	4,037	2,047,768
RH (a)	3,330	1,986,678
The Home Depot, Inc.	667,712	203,819,088
TJX Companies, Inc.	589,194	38,975,183
Williams-Sonoma, Inc.	77,636	13,912,371
		342,864,160
Textiles, Apparel & Luxury Goods - 1.1%
Allbirds, Inc. (a)(d)(e)	33,995	390,263
Deckers Outdoor Corp. (a)	96,650	31,935,093
Dr. Martens Ltd. (a)	1,891,028	11,814,793
Hermes International SCA	1,583	1,752,427
Levi Strauss & Co. Class A (b)	84,267	2,014,824
lululemon athletica, Inc. (a)	38,818	11,905,869
LVMH Moet Hennessy Louis Vuitton SE	5,938	3,966,297
NIKE, Inc. Class B	1,083,729	144,016,747
On Holding AG (a)(d)(e)	282	5,117,482
Tapestry, Inc.	226,489	9,333,612
		222,247,407

TOTAL CONSUMER DISCRETIONARY		2,847,327,662

CONSUMER STAPLES - 2.7%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	1,304	1,572,989
Constellation Brands, Inc. Class A (sub. vtg.)	143,874	32,803,272
Keurig Dr. Pepper, Inc.	283,144	9,731,659
Monster Beverage Corp. (a)	151,151	13,768,345
PepsiCo, Inc.	147,740	20,897,823
The Coca-Cola Co.	508,920	26,825,173
		105,599,261
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	499,722	176,142,011
Walmart, Inc.	168,538	22,892,517
		199,034,528
Food Products - 0.0%
Bunge Ltd.	68,876	5,459,801
Freshpet, Inc. (a)	10,304	1,636,378
		7,096,179
Household Products - 0.0%
Colgate-Palmolive Co.	4,918	387,686
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	776,929	225,969,800
L'Oreal SA (a)	20,264	7,762,759
L'Oreal SA (a)	27,522	10,543,163
		244,275,722

TOTAL CONSUMER STAPLES		556,393,376

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd.	217,448	6,722,253
Hess Corp.	250,975	17,758,991
Reliance Industries Ltd.	674,382	18,467,290
		42,948,534
FINANCIALS - 11.7%
Banks - 3.1%
Bank of America Corp.	6,109,221	236,365,760
Citigroup, Inc.	229,023	16,661,423
HDFC Bank Ltd. (a)	272,300	5,571,263
HDFC Bank Ltd. sponsored ADR (a)	87,925	6,830,893
JPMorgan Chase & Co.	1,452,236	221,073,886
Kotak Mahindra Bank Ltd. (a)	742,472	17,793,303
M&T Bank Corp.	162,296	24,605,697
Royal Bank of Canada	597,706	55,109,568
SVB Financial Group (a)	3,234	1,596,496
The Toronto-Dominion Bank	734,964	47,933,198
Wells Fargo & Co.	394,407	15,409,481
		648,950,968
Capital Markets - 1.5%
BlackRock, Inc. Class A	125,111	94,328,690
Brookfield Asset Management, Inc. (Canada) Class A	96,168	4,277,704
Goldman Sachs Group, Inc.	149,721	48,958,767
Moody's Corp.	10,132	3,025,517
Morgan Stanley	1,583,873	123,003,577
MSCI, Inc.	72,972	30,595,700
		304,189,955
Consumer Finance - 0.3%
Capital One Financial Corp.	401,925	51,136,918
Diversified Financial Services - 5.6%
Berkshire Hathaway, Inc. Class A (a)	2,988	1,152,477,576
Coinbase, Inc. (a)(d)(e)	16,400	6,117,200
		1,158,594,776
Insurance - 1.2%
Admiral Group PLC	997,745	42,653,984
AIA Group Ltd.	324,084	3,965,742
American International Group, Inc.	687,665	31,777,000
Arthur J. Gallagher & Co.	75,039	9,362,616
Chubb Ltd.	338,318	53,444,094
Direct Line Insurance Group PLC	473,183	2,043,750
Fairfax Financial Holdings Ltd. (sub. vtg.)	18,746	8,182,636
Hartford Financial Services Group, Inc.	138,062	9,221,161
Intact Financial Corp.	40,667	4,983,463
Intact Financial Corp. rights 12/31/21 (a)(d)(e)	25,608	2,740,730
Progressive Corp.	486,313	46,496,386
The Travelers Companies, Inc.	259,278	38,995,411
		253,866,973

TOTAL FINANCIALS		2,416,739,590

HEALTH CARE - 11.7%
Biotechnology - 2.3%
23andMe, Inc. (a)(d)	6,779	139,142
AbbVie, Inc.	892,667	96,604,423
Acceleron Pharma, Inc. (a)	29,926	4,058,265
Allovir, Inc. (a)	133,629	3,126,919
Alnylam Pharmaceuticals, Inc. (a)	53,163	7,506,084
Argenx SE ADR (a)	12,323	3,393,631
Cullinan Oncology, Inc.	38,279	1,595,086
Generation Bio Co.	46,044	1,310,412
Genmab A/S (a)	10,269	3,378,616
Idorsia Ltd. (a)	414,338	11,108,633
Innovent Biologics, Inc. (a)(c)	1,226,856	12,443,575
Kodiak Sciences, Inc. (a)	34,069	3,863,084
Mirati Therapeutics, Inc. (a)	38,148	6,534,752
Moderna, Inc. (a)	11,010	1,441,760
Nuvation Bio Pvt, Inc.	503,467	4,735,107
Passage Bio, Inc. (a)	100,228	1,751,985
Regeneron Pharmaceuticals, Inc. (a)	337,391	159,633,178
Replimune Group, Inc. (a)	24,077	734,589
Revolution Medicines, Inc. (a)	96,169	4,412,234
TG Therapeutics, Inc. (a)	38,712	1,865,918
Turning Point Therapeutics, Inc. (a)	106,665	10,089,442
Vertex Pharmaceuticals, Inc. (a)	559,179	120,161,975
Zai Lab Ltd. (a)	95,033	12,806,282
		472,695,092
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	800,553	95,938,272
Danaher Corp.	654,463	147,306,532
DexCom, Inc. (a)	97,251	34,951,037
Edwards Lifesciences Corp. (a)	306,250	25,614,750
Envista Holdings Corp. (a)	351,357	14,335,366
Hologic, Inc. (a)	417,718	31,069,865
Intuitive Surgical, Inc. (a)	94,912	70,134,273
Medtronic PLC	145,271	17,160,863
Sonova Holding AG Class B	21,744	5,760,670
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	493,672	4,003,810
West Pharmaceutical Services, Inc.	12,328	3,473,784
		449,749,222
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	73,135	8,635,049
Guardant Health, Inc. (a)	84,086	12,835,728
HCA Holdings, Inc.	76,533	14,414,225
Henry Schein, Inc. (a)	60,564	4,193,451
Laboratory Corp. of America Holdings (a)	45,349	11,565,355
McKesson Corp.	30,699	5,987,533
Oak Street Health, Inc. (a)	202,404	10,984,465
Owens & Minor, Inc.	217,785	8,186,538
Patterson Companies, Inc.	466,555	14,906,432
Surgery Partners, Inc. (a)	110,801	4,904,052
UnitedHealth Group, Inc.	1,805,191	671,657,415
		768,270,243
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	142,509	37,229,051
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	31,419	5,686,839
Bio-Rad Laboratories, Inc. Class A (a)	72,343	41,320,151
Bio-Techne Corp.	4,638	1,771,391
Eurofins Scientific SA (a)	133,738	12,783,584
IQVIA Holdings, Inc. (a)	110,398	21,322,270
Lonza Group AG	25	13,982
Mettler-Toledo International, Inc. (a)	80,391	92,907,075
PerkinElmer, Inc.	10,639	1,364,877
Thermo Fisher Scientific, Inc.	250,583	114,361,070
Waters Corp. (a)	5,986	1,701,042
WuXi AppTec Co. Ltd. (H Shares) (c)	202,635	3,985,399
		297,217,680
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	487,014	30,745,194
Eli Lilly & Co.	1,010,993	188,873,712
Hansoh Pharmaceutical Group Co. Ltd. (a)(c)	1,684,132	8,069,605
Horizon Therapeutics PLC (a)	635,752	58,514,614
Jazz Pharmaceuticals PLC (a)	187,700	30,852,249
Nuvation Bio, Inc. (d)	439,051	4,358,679
Royalty Pharma PLC	696,326	30,373,740
Supernus Pharmaceuticals, Inc. (a)(b)	53,560	1,402,201
UCB SA	112,885	10,738,685
Zoetis, Inc. Class A	193,103	30,409,860
		394,338,539

TOTAL HEALTH CARE		2,419,499,827

INDUSTRIALS - 3.9%
Aerospace & Defense - 0.1%
HEICO Corp. Class A	63,999	7,270,286
Northrop Grumman Corp.	5,652	1,829,213
Space Exploration Technologies Corp. Class A (a)(d)(e)	7,300	3,065,927
The Boeing Co.	36,777	9,367,837
		21,533,263
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	826,429	140,484,666
Airlines - 0.0%
Southwest Airlines Co.	28,098	1,715,664
Building Products - 0.7%
Carrier Global Corp.	301,385	12,724,475
Fortune Brands Home & Security, Inc.	574,197	55,019,557
The AZEK Co., Inc.	88,649	3,727,690
Toto Ltd.	552,251	33,988,849
Trane Technologies PLC	178,087	29,484,084
		134,944,655
Commercial Services & Supplies - 0.2%
Cintas Corp.	106,024	36,187,051
Clean TeQ Holdings Ltd. (a)(b)	531,611	1,175,015
GFL Environmental, Inc. (b)	78,564	2,745,812
TulCo LLC (a)(d)(e)(f)	1,552	1,264,632
		41,372,510
Electrical Equipment - 0.6%
Acuity Brands, Inc.	105,489	17,405,685
AMETEK, Inc.	82,653	10,557,268
Shoals Technologies Group, Inc.	36,411	1,266,375
Vestas Wind Systems A/S	463,866	95,689,452
		124,918,780
Industrial Conglomerates - 0.3%
General Electric Co.	5,457,743	71,660,166
Machinery - 0.5%
Deere & Co.	168,681	63,110,309
IDEX Corp.	19,992	4,184,725
Illinois Tool Works, Inc.	7,569	1,676,685
Ingersoll Rand, Inc. (a)	124,064	6,105,189
Otis Worldwide Corp.	86,994	5,954,739
PACCAR, Inc.	272,349	25,306,669
Pentair PLC	61,545	3,835,484
		110,173,800
Professional Services - 0.2%
Clarivate Analytics PLC (a)	932,704	24,614,059
CoStar Group, Inc. (a)	1,976	1,624,055
Experian PLC	65,178	2,245,447
Thomson Reuters Corp.	87,968	7,706,212
		36,189,773
Road & Rail - 0.6%
Canadian Pacific Railway Ltd.	166,347	63,536,691
Uber Technologies, Inc. (a)	155,789	8,492,058
Union Pacific Corp.	282,093	62,176,118
		134,204,867

TOTAL INDUSTRIALS		817,198,144

INFORMATION TECHNOLOGY - 31.7%
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	3,634,470	239,765,986
CDW Corp.	52,426	8,689,610
Keysight Technologies, Inc. (a)	47,860	6,863,124
Samsung SDI Co. Ltd.	22,878	13,503,008
Zebra Technologies Corp. Class A (a)	49,723	24,124,605
		292,946,333
IT Services - 7.7%
Accenture PLC Class A	525,428	145,149,485
Adyen BV (a)(c)	37,235	83,086,380
MasterCard, Inc. Class A	625,224	222,611,005
MongoDB, Inc. Class A (a)	192,891	51,584,840
Okta, Inc. (a)	475,758	104,871,336
PayPal Holdings, Inc. (a)	1,299,868	315,659,945
Shopify, Inc. Class A (a)	116,367	128,472,242
Snowflake Computing, Inc.	57,967	13,290,674
Snowflake Computing, Inc. Class B (c)	8,969	2,056,412
Square, Inc. (a)	136,209	30,926,253
Twilio, Inc. Class A (a)	99,774	33,998,988
Visa, Inc. Class A	2,201,903	466,208,922
Wix.com Ltd. (a)	9,300	2,596,746
		1,600,513,228
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc. (a)	1,516,870	119,074,295
Analog Devices, Inc.	312,013	48,386,976
Applied Materials, Inc.	373,642	49,918,571
ASML Holding NV	30,060	18,557,842
Intel Corp.	797,042	51,010,688
KLA Corp.	15,264	5,043,226
Lam Research Corp.	221,371	131,768,874
Lattice Semiconductor Corp. (a)	294,552	13,260,731
Marvell Technology Group Ltd.	509,199	24,940,567
Microchip Technology, Inc.	37,852	5,875,387
NVIDIA Corp.	672,490	359,062,586
NXP Semiconductors NV	114,503	23,054,034
Qorvo, Inc. (a)	274,695	50,186,777
Qualcomm, Inc.	2,265,059	300,324,173
Semtech Corp. (a)	254,976	17,593,344
Skyworks Solutions, Inc.	206,902	37,962,379
Synaptics, Inc. (a)	333,968	45,225,947
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	65,412	7,736,931
Texas Instruments, Inc.	124,629	23,553,635
		1,332,536,963
Software - 12.8%
Adobe, Inc. (a)	1,036,703	492,817,505
Affirm, Inc.	464,167	29,543,301
Atlassian Corp. PLC (a)	370,494	78,085,315
Cadence Design Systems, Inc. (a)	509,290	69,767,637
Cloudflare, Inc. (a)	1,341,357	94,243,743
Coupa Software, Inc. (a)	40,197	10,229,333
Crowdstrike Holdings, Inc. (a)	32,906	6,005,674
Datadog, Inc. Class A (a)	187,569	15,632,000
DocuSign, Inc. (a)	13,662	2,765,872
Dropbox, Inc. Class A (a)(b)	668,287	17,816,531
Duck Creek Technologies, Inc. (a)(b)	135,123	6,099,452
Dynatrace, Inc. (a)	345,676	16,675,410
Epic Games, Inc. (d)(e)	14,010	12,398,850
Fortinet, Inc. (a)	21,220	3,913,392
Intuit, Inc.	143,173	54,843,849
Microsoft Corp.	4,292,410	1,012,021,506
Nuance Communications, Inc. (a)	39,616	1,728,842
Qualtrics International, Inc.	98,249	3,233,375
Salesforce.com, Inc. (a)	2,956,621	626,419,291
ServiceNow, Inc. (a)	123,676	61,851,604
Tanium, Inc. Class B (a)(d)(e)	449,538	5,122,575
Workday, Inc. Class A (a)	28,541	7,090,441
Xero Ltd. (a)	75,314	7,238,117
Zoom Video Communications, Inc. Class A (a)	6,500	2,088,385
Zscaler, Inc. (a)	12,205	2,095,232
		2,639,727,232
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	5,406,388	660,390,294
Dell Technologies, Inc. (a)	158,473	13,969,395
Logitech International SA (b)	15,757	1,646,607
Samsung Electronics Co. Ltd.	199,130	14,459,774
		690,466,070

TOTAL INFORMATION TECHNOLOGY		6,556,189,826

MATERIALS - 1.8%
Chemicals - 0.6%
Growmax Resources Corp. (a)(c)(e)	300,684	13,160
LG Chemical Ltd.	1,155	829,630
PPG Industries, Inc.	33,758	5,072,477
Sherwin-Williams Co.	160,762	118,643,964
Westlake Chemical Corp.	63,351	5,624,935
		130,184,166
Containers & Packaging - 0.1%
Silgan Holdings, Inc. (b)	272,079	11,435,480
Metals & Mining - 1.1%
ArcelorMittal SA Class A unit (a)(b)	224,679	6,553,886
B2Gold Corp.	4,950,491	21,311,495
Barrick Gold Corp. (Canada)	2,053,764	40,741,893
First Quantum Minerals Ltd.	152,719	2,910,496
Franco-Nevada Corp.	607,116	76,083,949
Freeport-McMoRan, Inc.	1,027,207	33,825,927
Gatos Silver, Inc.	420,932	4,196,692
Ivanhoe Mines Ltd. (a)	4,929,588	25,379,513
Ivanhoe Mines Ltd. (a)(c)	1,285,143	6,616,436
Novagold Resources, Inc. (a)	984,527	8,586,310
Nucor Corp.	131,440	10,550,689
POSCO sponsored ADR	24,260	1,751,572
		238,508,858

TOTAL MATERIALS		380,128,504

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equity Commonwealth	320,759	8,917,100
Prologis (REIT), Inc.	23,789	2,521,634
		11,438,734
UTILITIES - 0.2%
Electric Utilities - 0.2%
PG&E Corp. (a)	3,078,697	36,051,542
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	352,816	9,458,997

TOTAL UTILITIES		45,510,539

TOTAL COMMON STOCKS
(Cost $14,294,621,627)		20,266,803,794

Preferred Stocks - 0.4%
Convertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (d)(e)	43,228	208,525
Series C (d)(e)	170,098	820,526
Rivian Automotive, Inc. Series F (d)(e)	128,235	4,725,460
		5,754,511
Internet & Direct Marketing Retail - 0.0%
GoBrands, Inc. Series G (d)(e)	8,352	2,085,639
Zomato Pvt Ltd.:
Series B (d)(e)	8	42,653
Series E (d)(e)	53,592	28
Series G (d)(e)	58	309,234
Series J7 (d)(e)	396	2,111,321
		4,548,875
Specialty Retail - 0.1%
Aurora Innovation, Inc. Series B (a)(d)(e)	119,040	2,340,326
Fanatics, Inc. Series E (d)(e)	192,106	6,698,736
		9,039,062
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(d)(e)	13,415	154,004
Series B (a)(d)(e)	2,355	27,035
Series C (a)(d)(e)	22,525	258,587
Series Seed (a)(d)(e)	7,210	82,771
		522,397
TOTAL CONSUMER DISCRETIONARY		19,864,845
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Acrisure Holdings, Inc. Series B (d)(e)	57,282	1,043,678
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc.:
Series F (a)(d)	26,649	546,984
Series F1 (d)	93,703	1,923,301
ElevateBio LLC Series C (d)(e)	486,500	2,040,868
		4,511,153
Health Care Providers & Services - 0.0%
Lyra Health, Inc. Series E (d)(e)	63,600	1,747,079
TOTAL HEALTH CARE		6,258,232
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Relativity Space, Inc. Series D (d)(e)	207,384	3,095,642
Space Exploration Technologies Corp. Series N (d)(e)	49,490	20,785,305
		23,880,947
Air Freight & Logistics - 0.1%
Zipline International, Inc. Series E (d)(e)	178,019	5,808,653
Commercial Services & Supplies - 0.0%
ZenPayroll, Inc. Series D (a)(d)(e)	184,203	2,452,184
TOTAL INDUSTRIALS		32,141,784
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
ByteDance Ltd. Series E1 (d)(e)	80,736	8,846,581
Software - 0.0%
Carbon, Inc.:
Series D (a)(d)(e)	9,678	356,538
Series E (a)(d)(e)	7,351	274,266
Nuro, Inc. Series C (d)(e)	405,967	5,299,737
Stripe, Inc. Series H (d)(e)	29,000	1,163,625
		7,094,166
TOTAL INFORMATION TECHNOLOGY		15,940,747
MATERIALS - 0.0%
Metals & Mining - 0.0%
High Power Exploration, Inc. Series A (a)(d)(e)	1,289,012	6,793,093

TOTAL CONVERTIBLE PREFERRED STOCKS		82,042,379

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (d)(e)	2,284	33,455
Series B (d)(e)	39,995	585,832
Series C (d)(e)	812	11,894
Series D (d)(e)	142,876	2,092,794
		2,723,975
TOTAL PREFERRED STOCKS
(Cost $71,276,201)		84,766,354

Money Market Funds - 3.8%
Fidelity Cash Central Fund 0.06% (g)	733,941,267	734,088,056
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	50,191,882	50,196,901
TOTAL MONEY MARKET FUNDS
(Cost $784,283,964)		784,284,957
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $15,150,181,792)		21,135,855,105
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(419,298,491)
NET ASSETS - 100%		$20,716,556,614

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $147,575,882 or 0.7% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $141,732,223 or 0.7% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc.	12/7/18	$113,887
23andMe, Inc. Series F	8/31/17	$370,000
23andMe, Inc. Series F1	12/9/20	$1,625,747
Acrisure Holdings, Inc. Series B	3/22/21	$1,043,678
Allbirds, Inc.	10/9/18	$372,829
Allbirds, Inc. Series A	10/9/18	$147,124
Allbirds, Inc. Series B	10/9/18	$25,828
Allbirds, Inc. Series C	10/9/18	$247,035
Allbirds, Inc. Series Seed	10/9/18	$79,073
Aurora Innovation, Inc. Series B	3/1/19	$1,099,965
ByteDance Ltd. Series E1	11/18/20	$8,846,581
Carbon, Inc. Series D	12/15/17	$225,990
Carbon, Inc. Series E	3/22/19	$205,787
Cazoo Holdings Ltd.	9/30/20	$959,341
Cazoo Holdings Ltd. Series A	9/30/20	$31,314
Cazoo Holdings Ltd. Series B	9/30/20	$548,330
Cazoo Holdings Ltd. Series C	9/30/20	$11,132
Cazoo Holdings Ltd. Series D	9/30/20	$1,958,826
Coinbase, Inc.	2/25/21 - 3/5/21	$6,163,782
Coupang Corp. unit	6/12/20	$2,109,143
ElevateBio LLC Series C	3/9/21	$2,040,868
Epic Games, Inc.	7/13/20 - 7/30/20	$8,055,750
Fanatics, Inc. Series E	8/13/20	$3,321,513
GoBrands, Inc. Series G	3/2/21	$2,085,639
High Power Exploration, Inc. Series A	11/15/19 - 3/4/21	$6,793,094
Intact Financial Corp. rights 12/31/21	11/13/20 - 3/30/21	$2,637,347
Lyra Health, Inc. Series E	1/14/21	$1,747,079
Nuro, Inc. Series C	10/30/20	$5,299,737
Nuvation Bio, Inc.	2/10/21	$4,390,510
On Holding AG	2/6/20	$2,569,790
Rad Power Bikes, Inc.	1/21/21	$1,599,460
Rad Power Bikes, Inc. Series A	1/21/21	$208,525
Rad Power Bikes, Inc. Series C	1/21/21	$820,526
Relativity Space, Inc. Series D	11/20/20	$3,095,642
Rivian Automotive, Inc. Series F	1/19/21	$4,725,460
Space Exploration Technologies Corp. Class A	2/16/21	$3,065,927
Space Exploration Technologies Corp. Series N	8/4/20	$13,362,300
Stripe, Inc. Series H	3/15/21	$1,163,625
Tanium, Inc. Class B	9/18/20	$5,122,575
TulCo LLC	8/24/17 - 9/7/18	$651,224
ZenPayroll, Inc. Series D	7/16/19	$2,452,184
Zipline International, Inc. Series E	12/21/20	$5,808,653
Zomato Pvt Ltd.	1/22/21 - 1/29/21	$877,112
Zomato Pvt Ltd. Series B	1/22/21	$32,927
Zomato Pvt Ltd. Series E	1/22/21	$22
Zomato Pvt Ltd. Series G	1/22/21 - 2/5/21	$239,100
Zomato Pvt Ltd. Series J7	12/9/20	$1,612,897

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$145,347
Fidelity Securities Lending Cash Central Fund	45,032
Total	$190,379

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.